capital structure financial policies (Tables)	6 Months Ended
Jun. 30, 2023
capital structure financial policies
Disclosure of financial objectives that support the entity's long-term strategy

As at, or for the 12-month periods ended, June 30 ($ in millions)	Objective			2023	2022
Components of debt and coverage ratios
Net debt [1]				$26,485	$21,693
EBITDA – excluding restructuring and other costs [2]				$6,899	$6,715
Net interest cost [3] (Note 9)				$1,084	$755
Debt ratio
Net debt to EBITDA – excluding restructuring and other costs	2.20	–	2.70 [4]	3.84	3.23
Coverage ratios
Earnings coverage [5]				2.5	4.2
EBITDA – excluding restructuring and other costs interest coverage [6]				6.4	8.9

1	Net debt and total managed capitalization are calculated as follows:

As at June 30	Note	2023	2022
Long-term debt	26	$26,588	$21,628
Debt issuance costs netted against long-term debt		114	100
Derivative (assets) liabilities used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt, net		(72)	(172)
Accumulated other comprehensive income amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt — excluding tax effects		(90)	240
Cash and temporary investments, net		(649)	(382)
Short-term borrowings	22	594	279
Net debt		26,485	21,693
Common equity		16,407	15,716
Non-controlling interests		1,172	964
Less: accumulated other comprehensive income amounts included above in common equity and non-controlling interests		(55)	(201)
Total managed capitalization		$44,009	$38,172

* EBITDA is not a standardized financial measure under IFRS-IASB and might not be comparable to similar measures disclosed by other issuers; we define EBITDA as operating revenues and other income less goods and services purchased and employee benefits expense. We report EBITDA because it is a key measure that management uses to evaluate the performance of our business, and it is also utilized in measuring compliance with certain debt covenants.

2	EBITDA – excluding restructuring and other costs is calculated as follows:

			EBITDA –
		Restructuring	excluding
	EBITDA	and other costs	restructuring
	(Note 5)	(Note 16)	and other costs
Add
Six-month period ended June 30, 2023	$3,209	$274	$3,483
Year ended December 31, 2022	6,406	240	6,646
Deduct
Six-month period ended June 30, 2022	(3,162)	(68)	(3,230)
EBITDA – excluding restructuring and other costs	$6,453	$446	$6,899

3	Net interest cost is defined as financing costs, excluding employee defined benefit plans net interest, virtual power purchase agreements unrealized change in forward element, recoveries on long-term debt prepayment premium and repayment of debt, calculated on a 12-month trailing basis (expenses recorded for long-term debt prepayment premium, if any, are included in net interest cost) (see Note 9).
4	Our long-term objective range for this ratio is 2.20 – 2.70 times. The ratio as at June 30, 2023, is outside the long-term objective range. We may permit, and have permitted, this ratio to go outside the objective range (for long-term investment opportunities), but we will endeavour to return this ratio to within the objective range in the medium term (following the spectrum auction in 2021, and the spectrum auctions upcoming in 2023 and 2024), as we believe that this range is supportive of our long-term strategy. We are in compliance with the leverage ratio covenant in our credit facilities, which states that we may not permit our net debt to operating cash flow ratio to exceed 4.25:1.00 (see Note 26(d)); the calculation of the debt ratio is substantially similar to the calculation of the leverage ratio covenant in our credit facilities.
5	Earnings coverage is defined by Canadian Securities Administrators National Instrument 41-101 as net income before borrowing costs and income tax expense, divided by borrowing costs (interest on long-term debt; interest on short-term borrowings and other; long-term debt prepayment premium), and adding back capitalized interest, all such amounts excluding those attributable to non-controlling interests.
6	EBITDA – excluding restructuring and other costs interest coverage is defined as EBITDA – excluding restructuring and other costs, divided by net interest cost. This measure is substantially similar to the coverage ratio covenant in our credit facilities.

Disclosure of the dividend payout ratio

For the 12-month periods ended June 30	Objective	2023	2022
Determined using most comparable IFRS-IASB measures
Ratio of TELUS Corporation Common Share dividends declared to cash provided by operating activities – less capital expenditures		168%	224%
Determined using management measures
TELUS Corporation Common Share dividend payout ratio – net of dividend reinvestment plan effects	60%–75% [1]	87%	133%

1	Our objective range for the TELUS Corporation Common Share dividend payout ratio is 60%-75% of free cash flow on a prospective basis.

For the 12-month periods ended June 30 (millions)	2023	2022
TELUS Corporation Common Share dividends declared	$2,014	$1,796
Amount of TELUS Corporation Common Share dividends declared reinvested in TELUS Corporation Common Shares	(730)	(644)
TELUS Corporation Common Share dividends declared - net of dividend reinvestment plan effects	$1,284	$1,152

Schedule of calculation of free cash flow, and the reconciliation to cash provided by operating activities

For the 12-month periods ended June 30 (millions)	Note	2023	2022
EBITDA	5	$6,453	$6,540
Deduct gain on disposition of financial solutions business		—	(410)
Restructuring and other costs, net of disbursements		186	7
Effects of contract asset, acquisition and fulfilment and TELUS Easy Payment device financing		(173)	(3)
Effect of lease principal	31(b)	(506)	(503)
Items from the Consolidated statements of cash flows:
Share-based compensation, net	14	127	120
Net employee defined benefit plans expense	15	80	109
Employer contributions to employee defined benefit plans		(35)	(50)
Interest paid		(1,022)	(747)
Interest received		23	15
Capital expenditures	5	(3,105)	(3,787)
Free cash flow before income taxes		2,028	1,291
Income taxes paid, net of refunds		(560)	(486)
Effect of disposition of financial solutions business on income taxes paid		—	61
Free cash flow		1,468	866
Add (deduct):
Capital expenditures	5	3,105	3,787
Effects of lease principal		506	503
Gain on disposition of financial solutions business, net of effect on income taxes paid		—	(349)
Net change in non-cash operating working capital not included in preceding line items and other individually immaterial items included in net income neither providing nor using cash		(775)	(217)
Cash provided by operating activities		$4,304	$4,590